Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of accrued expenses and other current liabilities [Abstract]
Provision for professional fees	$ 573,667	$ 603,038
Government authorities	34,830	33,902
Grants received in advance		66,339
Provision for legal claims	44,269	8,083
Other	137,331	130,780
Total accrued expenses and other current liabilities	$ 790,097	$ 842,142